Segment Reporting (Policies)	12 Months Ended
Nov. 03, 2019
Accounting Policies [Abstract]
Segment reporting	Each segment represents a component for which separate financial information is available that is utilized on a regular basis by the CODM in determining how to allocate resources and evaluate performance. The reportable segments are determined based on several factors including, but not limited to, customer base, homogeneity of products, technology, delivery channels and similar economic characteristics.